Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan operates under the Fidelity Pre-Approved Defined Contribution Plan (the “Pre-Approved Plan”). The Internal Revenue Service (“IRS”) ruled on June 30, 2020 that the Pre-Approved Plan, including related amendments, as designed, was in compliance with the applicable requirements of the Internal Revenue Code (the “Code”). There have been no amendments since the Pre-Approved Plan was adopted. The Plan Administrator believes that the Plan has been designed to comply with, and is operating in accordance with, the applicable requirements of the Code.
GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Sponsor has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.